Document and Entity Information	Nov. 03, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2022
Entity Registrant Name	Great Elm Capital Corp.
Entity Incorporation, State or Country Code	MD
Entity File Number	814-01211
Entity Tax Identification Number	81-2621577
Entity Address, Address Line One	800 South Street
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	617
Local Phone Number	375-3006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001675033
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	GECC
Security Exchange Name	NASDAQ
6.75% Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	6.75% Notes due 2025
Trading Symbol	GECCM
Security Exchange Name	NASDAQ
6.50% Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	6.50% Notes due 2024
Trading Symbol	GECCN
Security Exchange Name	NASDAQ
5.875% Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	5.875% Notes due 2026
Trading Symbol	GECCO
Security Exchange Name	NASDAQ